CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF COMPONENTS OF CAPITAL

In the management of capital, the Company includes shareholders’ equity (excluding accumulated other comprehensive loss and deficit) and cash, cash equivalents and short-term investments. The components of capital on December 31, 2024 were:

Cash, cash equivalents and short-term investments	$53,816,570
Shareholders’ equity, excluding deficit and accumulated other comprehensive loss	$293,624,823